INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 8. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The following table presents information regarding the Bank’s investments in associates and joint ventures:

Composition	December 31, 2020	December 31, 2019
In millions of COP
Investments in associates(1)	1,973,092	1,894,024
Investments in joint ventures	533,223	473,733
Total	2,506,315	2,367,757
(1)

As of December 31, 2020 and 2019, the amount includes investments in associates at fair value for COP 1,263,765 and COP 1,249,818, respectively and investments in associates at equity method value for COP 709,327 COP 644,206 respectively. See Note 30 Fair value of assets and liabilities.

The following are the investments in associates that the Bank holds as of December 31, 2020 and 2019:

As of December 31, 2020

Investments in Associates
			% of
Company name	Main activity	Country	Ownership	Included in	Total OCI (2)	OCI (Equity		OCI (CTA) (4)	OCI (Deferred		Carrying
			interest	earnings (1)		method) (3)			tax) (5)		amount
In millions of COP
Investments in associates
P.A Viva Malls.	Development and operation of commercial spaces	Colombia	49.00%	56,116	-	-		-	-		1,263,765
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	59,959	15,529	264		-	(56)		582,073
Titularizadora Colombiana S.A. Hitos*	Mortgage portfolio securities	Colombia	26.98%	2,274	(1,398)	172		-	(7)		36,081
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	816	(651)	-		-	1		22,256
ACH Colombia S.A.*	Electronic transfer services	Colombia	19.94%	9,191	(952)	-		-	3		13,505
P.A La Felicidad.(6)	Real estate development	Colombia	20.00%	-	-	-		-	-		12,027
Servicio Salvadoreño de Protección, S. A. de C.V.*	Custodial services and transfer of monetary types	El Salvador	25.00%	241	(727)	-		(5)	(29)		9,914
P.A Boreal*(6)	Real estate development	Colombia	20.00%	6	-	-		-	-		9,722
P.A Madrid II.(6)	Real estate development	Colombia	20.00%	-	-	-		-	-		7,166
Servicios Financieros, S.A. de C.V.*(7)	Processing of financial transactions and electronic payment methods	El Salvador	49.78%	395	9	-		36	-		5,991
Servicios de Identidad Digital S.A.S.(8)	Provide digital citizens services	Colombia	33.33%	(2,798)	-	-		-	-		4,905
Internacional Ejecutiva de Aviación S.A.S.(9)	Aircraft and aircraft travel	Colombia	33.33%	(2,827)	(844)	(1,194)		-	12		4,338
ACH de El Salvador, S. A. de C.V.*	Electronic transfer services	El Salvador	25.00%	204	6	-		(56)	-		1,349
Reintegra S.A.S.* (10)	Collections and recovery of portfolio	Colombia	46.00%	-	1,742	-		-	-		-
Net investments in associates				123,577	12,714	(758)	(11)	(25)	(76)	(11)	1,973,092
(1)	Corresponds to the income recognized as equity method in the Statement of Income for the year ended December 31, 2020. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2020.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2020.
(4)	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2020.
(5)	Corresponds to the other comprehensive income recognized as deferred tax for the year ended December 31, 2020.
(6)

During 2020, Banca de inversión Bancolombia S.A. and Inversiones CFNS S.A.S, the Bank's subsidiaries, acquired 20% interest in P.A. La Felicidad, P.A. Boreal and P.A. Madrid II. These investments are part of an agreement that will enable the development of housing solutions with high sustainability standards. The amount of COP 28,910 were disbursed as capital contributions.

(7)	In October 2020, Banco Agricola S.A, a Bank´s subsidiary, increased its capital contribution in Serfinsa S.A by USD 669,999. This contribution increased the ownership interest by 1.92%.
(8)	During 2020, the Bank increased its capital contribution in Servicios de Identidad S.A.S by COP 5,333.
(9)

During 2020, given the continued losses of the company, the Bank management performed a valuation, to establish the fair value of Internacional Ejecutiva de Aviación S.A.S. As a result of the valuation, the fair value of the investment was lower than the book value, for this, the Bank recorded an impairment in the Statement of Income for COP 4,399.  See note 25.5 Dividends and net income on equity investments.

(10)

In 2020, the Bank increased its capital contribution in Reintegra S.A.S by COP 1,612. The carrying amount at the end of the year is zero, because the amount of downstream transactions between Bancolombia S.A. and Reintegra made during 2020 and 2019, exceeds the net investment on the entity.

(11)	See Consolidated Statement of Comprehensive Income.

(*)For the purposes of applying the equity method of accounting, financial statements as of November 30, 2020 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2020.

As of December 31, 2019

Investments in Associates
			% of
Company name	Main activity	Country	Ownership	Included in	Total OCI (2)	OCI (Equity		OCI (CTA) (4)	OCI (Deferred		Carrying
			interest	earnings (1)		method) (3)			tax) (5)		amount
In millions of COP
Investments in associates
P.A Viva Malls.	Development and operation of commercial spaces	Colombia	49.00%	138,100	-	-		-	-		1,249,818
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	90,844	15,264	(159)		-	(81)		546,545
Titularizadora Colombiana S.A. Hitos.*	Mortgage portfolio securities	Colombia	26.98%	3,383	(1,569)	(86)		-	1		37,048
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	3,305	(651)	-		-	2		21,440
Internacional Ejecutiva de Aviación S.A.S.	Aircraft and aircraft travel	Colombia	33.33%	(100)	350	354		-	(12)		12,758
ACH Colombia S.A.*	Electronic transfer services	Colombia	19.94%	6,252	(952)	-		-	3		10,187
Servicio Salvadoreño de Protección, S. A. de C.V.*	Custodial services and transfer of monetary types	El Salvador	25.00%	311	(727)	-		(1)	50		9,252
Servicios Financieros, S.A. de C.V.*	Processing of financial transactions and electronic payment methods	El Salvador	47.86%	(276)	9	-		(1)	-		3,173
Servicios de Identidad Digital S.A.S.(6)	Provide digital citizens services	Colombia	33.00%	-	-	-		-	-		2,369
ACH de El Salvador, S. A. de C.V.*	Electronic transfer services	El Salvador	25.00%	166	6	-		(6)	-		1,434
Reintegra S.A.S.*(7)	Collections and recovery of portfolio	Colombia	46.00%	2,099	1,742	-		-	26		-
Concesiones CCFC S.A.(8)	Construction of public works through an awarding system	Colombia	25.50%	2,069	-	757		-	(34)		-
Net investments in associates				246,153	13,472	866	(9)	(8)	(45)	(9)	1,894,024
(1)	Corresponds to the income recognized as equity method in the Statement of Income for the year ended December 31, 2019. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2019.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2019.
(4)	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2019.
(5)	Corresponds to the other comprehensive income as deferred tax for the year ended December 31, 2019.
(6)

In December 2019, Bancolombia S.A signed an agreement with Banco de Bogota and Davivienda to formed the associate Servicios de identidad digital S.A.S with purpose of providing digital citizens services.

(7)

During 2019, the Bank increases its capital contribution in Reintegra S.A.S by COP 3,775. The carrying amount at the end of the year is zero, because the amount of downstream transactions between Bancolombia S.A. and Reintegra made during 2019, exceeds the net investment on the entity.

(8)	In April, 2019, The Bank sold Concesiones CCFC S.A. See Note 25.5 Dividends and net income on equity investments.
(9)	See Consolidated Statement of Comprehensive Income.

(*)  For the purposes of applying the equity method of accounting, financial statements as of November 30, 2018 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2019.

The following is additional information regarding the Bank’s most significant associates as of December 31, 2020 and 2019:

As of December 31, 2020

			Income from
	Assets	Liabilities	ordinary activities	Profits	Dividends
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(Declared)
In millions of COP
P.A Viva Malls.	2,633,341	54,228	328,937	42,253	42,169
Protección S.A.(1)	3,031,933	1,031,421	1,983,426	291,391	24,697
Titularizadora Colombiana S.A. Hitos.	142,522	12,840	31,341	7,376	3,412
(1)

The difference between the net assets of Protección S.A. multiplied by the Bank's percentage of ownership, which amounted to COP 411,639 for the year ended December 31, 2020, and the carrying amount of the Bank's interest in the associate, represents the goodwill recognized by the Bank amounting to COP 170,434.

As of December 31, 2019

			Income from
	Assets	Liabilities	ordinary activities	Profits	Dividends
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(Declared)
In millions of COP
P.A Viva Malls.	2,563,824	13,176	568,971	393,292	71,212
Protección S.A.(1)	2,632,761	804,911	1,422,061	442,789	22,622
Titularizadora Colombiana S.A. Hitos.	149,737	16,471	36,193	12,472	3,639
(1)

The difference between the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership, which amounted to COP 376,111 for the year ended December 31, 2019, and the carrying amount of the Bank’s interest in the associate, represents the goodwill recognized by the Bank amounting to COP 170,434.

As of December 31, 2020, the Bank has the commitment to convert the loan granted to Agricapital (financing company for agriculture sector) for COP 1,254 into shares of the company, which are equivalent to 10% of its common stock. This transaction will take place in 2021, at which time the Bank will recognized an investment in associate.

The following are the joint ventures that the Bank holds as of December 31, 2020 and 2019:

As of December 31, 2020

			% of			OCI
Company name	Main activity	Country	Ownership	Included in	Total	(Deferred	Carrying
			interest	earnings(1)	OCI(2)	tax)(3)	amount
In millions of COP
Investments in joint ventures
Compañía de financiamiento TUYA S.A.(4)	Financing company	Colombia	50.00%	13,333	-	(13)	516,791
Puntos Colombia S.A.S	Administration of the customers loyalty	Colombia	50.00%	6,334	-	-	7,707
Vlipco S.A.S.(5)	Technology services provider	Colombia	47.28%	(672)	-	-	3,977
Ecosistemas Digitales de Negocio S.A.S.(6)	Collaborative digital ecosystems	Colombia	50.00%	(3,226)	-	-	1,316
P.A Muverang (before P.A Dinamarca) .(7)	Sustainable mobility services	Colombia	33.33%	(818)	-	-	1,716
VILIV S.A.S.(8)	Market place	Colombia	50.00%	(906)	-	-	1,716
Fideicomiso Ruta del Sol - compartimento A.(9)	Investment in infrastructure projects	Colombia	26.50%	(3)	13	-	-
P.A CRECE.(8)	Non-financial products and services platform	Colombia	50.00%	(1,000)	-	-	-
P.A Servicios Tecnológicos Arus- Bancolombia.(10)	Technology services provider	Colombia	-	(23)	-	-	-
Net investments in joint ventures				13,019	13	(13)	533,223
(1)	Corresponds to the income recognized as equity method in the Statement of Income for the year ended December 31, 2020. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2020.
(3)	Corresponds to the other comprehensive income as deferred tax for the year ended December 31, 2020.
(4)	During 2020, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A for COP 37,002
(5)	In October 2020, the Bank capitalized the company for COP 460.
(6)	In April 2020, the Bank through Inversiones CFNS S.A.S, entered into an agreement with GDX Colombia S.A.S. to formed the joint venture Ecosistemas Digitales de Negocio S.A.S., the initial contribution was of COP 3,514, and then increases its capital contribution for COP 1,028. The purpose of the entity is to provide electronic invoicing services.

(7)	During 2020, The Bank throught Inversiones CFNS S.A.S increases its capital contribution in P.A Muverang (before P.A Dinamarca) for COP 2,034.
(8)

In April 2020, Banca de Inversión Bancolombia S.A, a Bank's subsidiary, increases its capital contribution in P.A CRECE for COP 1,013. In August 2020, Banca de Inversión Bancolombia S.A.  transferred its rights in P.A CRECE to a new joint venture VILIV S.A.S., the net value of the rights transferred was for COP 1,022. In September 2020, Banca de Inversión Bancolombia S.A. increases its capital contribution in VILIV S.A.S. for COP 1,600.

(9)	During 2020, The Bank throught Inversiones CFNS S.A.S increases its capital contribution in Fideicomiso Ruta del Sol - compartimento A for COP 3.
(10)	In July 2020, the Joint venture P.A Servicios Tecnológicos Arus- Bancolombia was liquidated.

As of December 31, 2019

			% of			OCI
Company name	Main activity	Country	Ownership	Included in	Total	(Equity	Carrying
			interest	earnings(1)	OCI(2)	method)(3)	amount
In millions of COP
Investments in joint ventures
Compañía de financiamiento Tuya S.A.(4)	Financing company	Colombia	50.00%	8,630	-	13	466,456
Vlipco S.A.S.(5)	Technology services provider	Colombia	48.91%	(79)	-	-	4,190
Puntos Colombia S.A.S.	Administration of the customers loyalty	Colombia	50.00%	(4,228)	-	-	1,373
P.A Proyecto CRECE.(6)	Non-financial products and services platform	Colombia	50.00%	(1,191)	-	-	1,009
P.A Proyecto Dinamarca.(7)	Sustainable mobility services	Colombia	33.33%	-	-	-	500
P.A Servicios Tecnológicos Arus- Bancolombia.	Technology services provider	Colombia	50.00%	(45)	-	-	205
Fideicomiso Ruta del Sol - compartimento A.	Investment in infrastructure projects	Colombia	26.50%	(9)	13	-	-
Servicios de Aceptación S.A.S.(8)	Network data transmission services	Colombia	-	-	-	-	-
Net investments in joint ventures				3,078	13	13	473,733
(1)	Corresponds to the income recognized as equity method in the statement of Income for the year ended December 31, 2019. See Note 25.5 Dividends and net income on equity investments.
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2019.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2019.
(4)	During 2019, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A. for COP 26,317.
(5)	In July, 2019, the Bank acquired a 48.91% interest in Vlipco S.A.S. The objective is have joint control to the net assets of Vlipco S.A.S. The purpose of the entity is to provide technology services.
(6)

In October 2019, Banca de Inversión Bancolombia, a Bank's subsidiary, entered into an agreement with Grupo Sura whereby both parties have joint control over the net assets of PA Project CRECE. The purpose of the entity is to provide a non- financial products and services platform.

(7)

In November 2019, Inversiones CFNS S.A.S., a Bank's subsidiary, entered into an agreement with Grupo Sura and CELSIA S.A whereby both parties have joint control over the net assets of PA Project Dinamarca. The purpose of the entity is to provide sustainable mobility services.

(8)	The liquidation process was ended in April 2019, see Note 25.5 Dividends and net income on equity investments

The following is additional information regarding the Bank’s most significant joint ventures as of December 31, 2020 and 2019:

As of December 31, 2020

			Income from
	Assets	Liabilities	ordinary activities	Profits	Dividends
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(Declared)
In millons of COP
Compañía de financiamiento TUYA S.A.	3,235,475	2,721,800	1,524,072	26,665	-

As of December 31, 2019

			Income from
	Assets	Liabilities	ordinary activities	(Loss)	Dividends
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(Declared)
In millons of COP
Compañía de financiamiento TUYA S.A.	3,289,299	2,876,294	1,700,009	(19,345)	-

As of December 31, 2020 and 2019, there are no restrictions on the ability of the associates and joint ventures to transfer funds to the Bank in the form of cash dividends.

As of December 31, 2020 and 2019, there are no contingent liabilities incurred by the Bank regarding its interests in the joint ventures and associates aforementioned.

As of December 31, 2018, the Bank has recognized COP 187,814 as equity method in the statement of income, COP (2,581) as other comprehensive income from equity method and COP 886 as other comprehensive income from currency translation adjustment. Additionally, during 2018, the Bank received dividends amounting to COP 49,749 from its significant associates.